Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 2
Prospectus Date	rr_ProspectusDate	Feb. 05, 2021
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2021